Share-based payment (Details Narrative)			12 Months Ended
	Aug. 28, 2020 USD ($) shares	Aug. 28, 2020 TWD ($) shares $ / shares	Dec. 31, 2024
Notes and other explanatory information [abstract]
Employee for the share based settlement	$ 327,600	$ 10,000,000
Employee for the share based settlement,shares | shares	1,000,000	1,000,000
Employee for the share based settlement, per share price		$ 10
Vesting conditions	5	5	5
Price to book value per share		$ 43.73
Exercise price value per share		$ 34.70
Marketability discount Percentage			26.00%
Description of price to book value method	After applying the discount, the resulting per-share fair values were NT$32.36 under the P/B method and NT$25.68 under the EV/Sales method, with an average estimated fair value of NT$29.02 per share (USD $1.02 at the applicable exchange rate).	After applying the discount, the resulting per-share fair values were NT$32.36 under the P/B method and NT$25.68 under the EV/Sales method, with an average estimated fair value of NT$29.02 per share (USD $1.02 at the applicable exchange rate).